Financial instruments - Loans operations portfolio (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current loans operations portfolio	R$ 209,957	R$ 0
Non-Current loans operations portfolio	40,790	0
Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Acquisition / (Settlement)	312,808	0
Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	57,776	0
Allowance of Expected Credit Loss Transfer to stage 2	(5,487)
Allowance of Expected Credit Loss Transfer to stage 3	(216)
Allowance of Expected Credit Loss Cure from stage 2	628
Allowance of Expected Credit Loss Cure from stage 3	27
Allowance of Expected Credit Loss Acquistion	62,824
Cure from stage 2	5,369
Transfer to stage 2	(19,561)
Acquisition / (Settlement)	313,601
Transfer to stage 3	(309)
Cure from stage 3	313
Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance of Expected Credit Loss Transfer to stage 3	(654)
Allowance of Expected Credit Loss Cure from stage 3	5
Allowance of Expected Credit Loss Acquistion	(765)
Cure to stage 1	(5,369)
Transfer from stage 1	19,561
Acquisition / (Settlement)	(1,089)
Transfer to stage 3	(970)
Cure from stage 3	62
Allowance of Expected Credit Loss Cure to stage 1	(628)
Allowance of Expected Credit Loss Transfer from stage 1	5,487
Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance of Expected Credit Loss Transfer to stage 2	654
Allowance of Expected Credit Loss Cure from stage 2	(5)
Allowance of Expected Credit Loss Acquistion	2
Cure to stage 1	(313)
Cure from stage 2	(62)
Transfer from stage 1	309
Transfer to stage 2	970
Acquisition / (Settlement)	296
Allowance of Expected Credit Loss Cure to stage 1	(27)
Allowance of Expected Credit Loss Transfer from stage 1	216
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,131
Closing Gross Balance	3,131
Credit Card Loans [Member] | Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance of Expected Credit Loss Acquistion	200
Acquisition / (Settlement)	3,131	0
Total Allowance of Expected Credit Loss Acquisition	200	0
Credit Card Loans [Member] | Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,131	0
Allowance for expected credit losses	200	0
Allowance of Expected Credit Loss Transfer to stage 2	0
Allowance of Expected Credit Loss Transfer to stage 3	0
Allowance of Expected Credit Loss Cure from stage 2	0
Allowance of Expected Credit Loss Cure from stage 3	0
Allowance of Expected Credit Loss Acquistion	200
Opening Gross Balance	0
Cure from stage 2	0
Transfer to stage 2	0
Closing Gross Balance	3,131	0
Acquisition / (Settlement)	3,131
Transfer to stage 3	0
Cure from stage 3	0
Credit Card Loans [Member] | Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	0	0
Allowance for expected credit losses	0	0
Allowance of Expected Credit Loss Transfer to stage 2	0
Allowance of Expected Credit Loss Transfer to stage 3	0
Allowance of Expected Credit Loss Cure from stage 2	0
Allowance of Expected Credit Loss Cure from stage 3	0
Allowance of Expected Credit Loss Acquistion	0
Opening Gross Balance	0
Cure from stage 2	0
Transfer to stage 2	0
Closing Gross Balance	0	0
Acquisition / (Settlement)	0
Transfer to stage 3	0
Cure from stage 3	0
Credit Card Loans [Member] | Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	0	0
Allowance for expected credit losses	0	0
Allowance of Expected Credit Loss Transfer to stage 2	0
Allowance of Expected Credit Loss Cure from stage 2	0
Allowance of Expected Credit Loss Acquistion	0
Opening Gross Balance	0
Cure from stage 2	0
Transfer to stage 2	0
Closing Gross Balance	0	0
Acquisition / (Settlement)	0
Transfer to stage 3	0
Cure from stage 3	0
Allowance of Expected Credit Loss Cure to stage 1	0
Allowance of Expected Credit Loss Transfer from stage 1	0
Working Capital Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	309,677
Allowance of Expected Credit Loss Acquistion	61,861
Closing Gross Balance	309,677
Acquisition / (Settlement)	309,677
Working Capital Loans [Member] | Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Acquisition / (Settlement)	309,677	0
Total Allowance of Expected Credit Loss Acquisition	61,861	0
Working Capital Loans [Member] | Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	296,282	0
Allowance for expected credit losses	57,576	0
Allowance of Expected Credit Loss Transfer to stage 2	(5,487)
Allowance of Expected Credit Loss Transfer to stage 3	(216)
Allowance of Expected Credit Loss Cure from stage 2	628
Allowance of Expected Credit Loss Cure from stage 3	27
Allowance of Expected Credit Loss Acquistion	62,624
Opening Gross Balance	0
Cure from stage 2	5,369
Transfer to stage 2	(19,561)
Closing Gross Balance	296,282	0
Acquisition / (Settlement)	310,470
Transfer to stage 3	(309)
Cure from stage 3	313
Working Capital Loans [Member] | Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	12,195	0
Allowance for expected credit losses	3,445	0
Allowance of Expected Credit Loss Transfer to stage 3	(654)
Allowance of Expected Credit Loss Cure from stage 3	5
Allowance of Expected Credit Loss Acquistion	(765)
Opening Gross Balance	0
Cure to stage 1	(5,369)
Transfer from stage 1	19,561
Closing Gross Balance	12,195	0
Acquisition / (Settlement)	(1,089)
Transfer to stage 3	(970)
Cure from stage 3	62
Allowance of Expected Credit Loss Cure to stage 1	(628)
Allowance of Expected Credit Loss Transfer from stage 1	5,487
Working Capital Loans [Member] | Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,200	0
Allowance for expected credit losses	840	0
Allowance of Expected Credit Loss Transfer to stage 2	654
Allowance of Expected Credit Loss Cure from stage 2	(5)
Allowance of Expected Credit Loss Acquistion	2
Opening Gross Balance	0
Cure to stage 1	(313)
Cure from stage 2	(62)
Transfer from stage 1	309
Transfer to stage 2	970
Closing Gross Balance	1,200	0
Acquisition / (Settlement)	296
Allowance of Expected Credit Loss Cure to stage 1	(27)
Allowance of Expected Credit Loss Transfer from stage 1	216
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	312,808
Allowance for expected credit losses	(62,061)
Net Loans Operations	250,747
Current loans operations portfolio	209,957
Non-Current loans operations portfolio	40,790
Closing Gross Balance	312,808
Loans Operations [Member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	310,960
Closing Gross Balance	310,960
Loans Operations [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,848
Closing Gross Balance	1,848
Loans Operations [Member] | Not later than one month [member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	14,376
Closing Gross Balance	14,376
Loans Operations [Member] | Not later than one month [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	947
Closing Gross Balance	947
Loans Operations [Member] | Later than one month and not later than two months [member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	30,670
Closing Gross Balance	30,670
Loans Operations [Member] | LaterThanTwoMonthAndNotLaterThanSixMonthsMember [Member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	110,957
Closing Gross Balance	110,957
Loans Operations [Member] | Later than six months and not later than one year [member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	113,323
Closing Gross Balance	113,323
Loans Operations [Member] | Later than six months and not later than one year [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3
Closing Gross Balance	3
Loans Operations [Member] | Later than one year and not later than two years [member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	41,573
Closing Gross Balance	41,573
Loans Operations [Member] | Later than two years and not later than three years [member] | Balance Not Yet Due [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	61
Closing Gross Balance	61
Loans Operations [Member] | Later than one month and not later than three months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	799
Closing Gross Balance	799
Loans Operations [Member] | Later than three months and not later than six months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	99
Closing Gross Balance	99
Loans Operations [Member] | Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance of Expected Credit Loss Acquistion	62,061
Total Allowance of Expected Credit Loss Acquisition	62,061	0
Loans Operations [Member] | Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	299,413	0
Opening Gross Balance	0
Closing Gross Balance	299,413	0
Loans Operations [Member] | Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	12,195	0
Allowance for expected credit losses	3,445	0
Opening Gross Balance	0
Closing Gross Balance	12,195	0
Loans Operations [Member] | Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,200	0
Allowance for expected credit losses	840	0
Opening Gross Balance	0
Closing Gross Balance	R$ 1,200	R$ 0